Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of issuer, borrower, lessor or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
*	RTX Savings Plan Master Trust	Interest in Master Trust investment accounts	$—	$67,659,663,000
*	Plan Participants	Notes receivable from participants secured by participant balances, interest ranging from 3.25% to 10.5%, terms ranging from 1 year to 15 years	—	407,743,000
			$—	$68,067,406,000

*	Indicates an identified person known to be a party-in-interest to the Plan.